Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 125,376	$ 4,230	$ 331,144	$ 720,461
Income tax (benefit) on unappropriated retained earnings	246,684	8,322	(174,930)	198,157
Prior year income tax (over) under estimation	67,885	2,290	4,527	(1,732)
Total current income tax	439,945	14,842	160,741	916,886
Deferred income tax:
Relating to origination and reversal of temporary differences	110,542	3,730	16,379	18,969
Total deferred income tax	110,542	3,730	16,379	18,969
Income tax expense reported in the consolidated statements of comprehensive income	$ 550,487	$ 18,572	$ 177,120	$ 935,855